UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	18.2	15.6
Russia	16.9	14.3
Brazil	13.9	15.8
Venezuela	6.6	3.2
Argentina	4.7	3.0

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	13.6	14.4
United Mexican States	13.3	9.9
Russian Federation	13.2	13.8
Venezuelan Republic	6.5	3.2
Argentinian Republic	4.4	2.5
	51.0
Asset Allocation (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
Corporate Bonds 16.6%	Corporate Bonds 14.0%
Government Obligations 73.5%	Government Obligations 74.8%
Stocks 0.5%	Stocks 0.6%
Other Investments 0.2%	Other Investments 1.1%
Short-Term Investments and Net Other Assets 9.2%	Short-Term Investments and Net Other Assets 9.5%

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.6%
		Principal Amount (j)	Value (Note 1)
Convertible Bonds - 0.5%
United States of America - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 7% 2/11/11 (f)		$ 570,000	$ 688,631
Nonconvertible Bonds - 16.1%
Argentina - 0.3%
Mastellone Hermanos SA yankee 11.75% 4/1/08 (c)		640,000	275,200
YPF SA yankee 9.125% 2/24/09		205,000	226,525
TOTAL ARGENTINA			501,725
Bermuda - 0.8%
APP China Group Ltd.:
14% 3/15/10 (c)(f)		1,125,000	416,250
14% 3/15/10 (Reg. S) (c)		2,040,000	754,800
TOTAL BERMUDA			1,171,050
Brazil - 0.2%
Companhia Petrolifera Marlim 12.25% 9/26/08 (Reg. S)		200,000	222,500
Cayman Islands - 0.3%
NII Holdings Cayman Ltd. 0% 11/1/09 (d)		75,000	66,000
PDVSA Finance Ltd.:
6.8% 11/15/08		160,000	140,800
8.5% 11/16/12		175,000	158,375
9.375% 11/15/07		155,000	152,675
TOTAL CAYMAN ISLANDS			517,850
Germany - 0.7%
J.P. Morgan AG (Vimpel Communications) loan participation note:
10.45% 4/26/05 (f)		225,000	235,125
10.45% 4/26/05 (Reg. S)		780,000	815,100
TOTAL GERMANY			1,050,225
Indonesia - 0.6%
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (c)(f)		1,235,000	43,225
0% 7/5/03 (Reg. S) (c)		445,000	15,575
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)		705,000	274,950
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		580,000	598,850
TOTAL INDONESIA			932,600
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
Luxembourg - 0.3%
Millicom International Cellular SA 11% 6/1/06 (f)		$ 401,000	$ 395,988
Malaysia - 2.3%
Petronas Capital Ltd.:
6.375% 5/22/09 (f)	EUR	1,635,000	2,070,793
7% 5/22/12 (f)		1,225,000	1,417,056
TOTAL MALAYSIA			3,487,849
Mexico - 4.9%
Alestra SA de RL de CV yankee:
12.125% 5/15/06 (c)		210,000	122,850
12.625% 5/15/09 (c)		280,000	162,400
Gruma SA de CV 7.625% 10/15/07		885,000	969,075
Grupo Televisa SA de CV 8% 9/13/11		390,000	433,875
Innova S. de R.L. yankee 12.875% 4/1/07		305,000	308,050
Pemex Project Funding Master Trust 8.5% 2/15/08		690,000	803,850
Petroleos Mexicanos 9.25% 3/30/18		3,375,000	4,066,875
TV Azteca SA de CV euro 10.5% 2/15/07 (Reg. S)		400,000	403,000
TOTAL MEXICO			7,269,975
Netherlands - 0.5%
Hurricane Finance BV 9.625% 2/12/10 (f)		680,000	737,800
Poland - 0.4%
PTC International Finance II SA euro 11.25% 12/1/09	EUR	470,000	605,393
Russia - 3.2%
Mobile Telesystems Finance SA:
9.75% 1/30/08 (f)		660,000	719,400
10.95% 12/21/04		1,040,000	1,102,400
OAO Gazprom:
9.125% 4/25/07		1,420,000	1,544,250
9.625% 3/1/13 (f)		1,210,000	1,337,806
9.625% 3/1/13		60,000	66,338
TOTAL RUSSIA			4,770,194
Ukraine - 0.3%
Kyivstar GSM:
12.75% 11/21/05 (f)		235,000	257,325
12.75% 11/21/05 (Reg. S)		120,000	131,400
TOTAL UKRAINE			388,725
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
United States of America - 1.3%
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		$ 540,000	$ 602,100
Pemex Project Funding Master Trust:
6.125% 8/15/08 (f)		485,000	518,950
7.375% 12/15/14		770,000	843,150
TOTAL UNITED STATES OF AMERICA			1,964,200
TOTAL NONCONVERTIBLE BONDS			24,016,074
TOTAL CORPORATE BONDS (Cost $23,453,924)			24,704,705
Government Obligations - 73.5%

Argentina - 4.4%
Argentinian Republic:
BOCON:
4/1/07 January 2002 coupon (c)(i)		620,000	222
4/1/07 February 2002 coupon (c)(i)		620,000	222
4/1/07 March 2002 coupon (c)(i)		620,000	222
0% 4/1/07 (c)(g)		436,116	86,800
Brady:
floating rate bond 2.625% 3/29/05 (c)(g)		1,288,000	402,500
par L-GP 6% 3/31/23 (c)		2,175,000	1,152,750
0% 4/10/05 (c)(g)		190,000	67,450
1.369% 8/3/12 (g)		620,000	367,970
7% 12/19/08 (c)(e)		2,680,000	884,400
9.75% 9/19/27 (c)		2,165,000	714,450
11.375% 3/15/10 (c)		1,365,000	464,100
11.375% 1/30/17 (c)		2,460,000	824,100
11.75% 4/7/09 (c)		1,591,000	540,940
11.75% 6/15/15 (c)		1,779,000	604,860
12.25% 6/19/18 (c)		1,018,800	313,281
12.375% 2/21/12 (c)		565,000	189,275
TOTAL ARGENTINA			6,613,542
Brazil - 13.6%
Brazilian Federative Republic:
Brady:
debt conversion bond 2.1875% 4/15/12 (g)		2,880,000	2,170,800
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
Brady: - continued
par Z-L 6% 4/15/24		$ 3,010,000	$ 2,453,150
8.875% 4/15/24		10,780,000	8,462,296
11% 1/11/12		1,500,000	1,500,000
11% 8/17/40		2,525,000	2,312,900
12% 4/15/10		975,000	1,014,000
12.25% 3/6/30		1,250,000	1,260,000
12.75% 1/15/20		1,060,000	1,097,100
TOTAL BRAZIL			20,270,246
Bulgaria - 0.4%
Bulgarian Republic 7.5% 1/15/13 (Reg. S)	EUR	445,000	566,172
Colombia - 3.6%
Colombian Republic:
7.625% 2/15/07		1,625,000	1,744,844
8.625% 4/1/08		1,045,000	1,154,725
9.75% 4/23/09		480,000	552,000
10.375% 1/28/33		600,000	696,000
10.5% 7/9/10		350,000	405,125
10.75% 1/15/13		450,000	528,750
11.75% 2/25/20		274,000	341,815
TOTAL COLOMBIA			5,423,259
Ecuador - 0.9%
Ecuador Republic:
6% 8/15/30 (e)(f)		911,000	557,988
6% 8/15/30 (Reg. S) (e)		340,000	208,250
12% 11/15/12 (f)		239,000	194,785
12% 11/15/12 (Reg. S)		370,000	301,550
TOTAL ECUADOR			1,262,573
Egypt - 0.8%
Arab Republic:
8.75% 7/11/11 (f)		155,000	187,163
8.75% 7/11/11 (Reg. S)		775,000	935,813
TOTAL EGYPT			1,122,976
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Ivory Coast - 0.3%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		$ 1,097,250	$ 224,936
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		1,010,000	189,375
TOTAL IVORY COAST			414,311
Lebanon - 2.0%
Lebanese Republic:
8.75% 9/21/05 (Reg. S)		145,000	152,975
9.875% 4/24/06		830,000	900,550
10.125% 8/6/08		325,000	359,125
10.25% 10/6/09 (Reg. S)		790,000	876,900
11.625% 5/11/16 (Reg. S)		445,000	489,500
14.14% 4/22/04	LBP	312,400,000	218,172
TOTAL LEBANON			2,997,222
Mexico - 13.3%
United Mexican States:
4.625% 10/8/08		2,540,000	2,593,340
6.375% 1/16/13		2,035,000	2,157,100
6.625% 3/3/15		795,000	846,675
7.5% 1/14/12		450,000	515,250
7.5% 4/8/33		400,000	424,200
8.125% 12/30/19		2,150,000	2,467,125
8.3% 8/15/31		1,715,000	1,976,538
8.375% 1/14/11		1,260,000	1,515,150
10.375% 2/17/09		1,650,000	2,136,750
11.375% 9/15/16		2,879,000	4,203,340
11.5% 5/15/26		685,000	1,022,363
TOTAL MEXICO			19,857,831
Nigeria - 1.3%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		2,546,509	1,995,135
warrants 11/15/20 (a)(h)		1,000	350
TOTAL NIGERIA			1,995,485
Panama - 1.5%
Panamanian Republic 9.625% 2/8/11		1,890,000	2,201,850
Peru - 0.9%
Peruvian Republic 9.125% 1/15/08		1,275,000	1,389,750
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Philippines - 4.1%
Philippine Republic 9% 2/15/13		$ 5,735,000	$ 6,165,125
Russia - 13.2%
Russian Federation:
5% 3/31/30 (e)(f)		6,335,000	6,152,869
5% 3/31/30 (Reg. S) (e)		7,745,000	7,522,331
11% 7/24/18 (Reg. S)		2,292,000	3,277,560
12.75% 6/24/28 (Reg. S)		1,664,000	2,797,600
TOTAL RUSSIA			19,750,360
South Africa - 1.0%
South African Republic 5.25% 5/16/13	EUR	1,335,000	1,479,477
Turkey - 4.3%
Turkish Republic:
10.5% 1/13/08		905,000	927,625
11% 1/14/13		1,460,000	1,474,600
11.5% 1/23/12		1,570,000	1,624,950
11.75% 6/15/10		770,000	798,875
11.875% 1/15/30		640,000	660,800
12.375% 6/15/09		855,000	919,125
TOTAL TURKEY			6,405,975
Ukraine - 0.9%
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		600,000	597,000
Ukraine Government 10% 3/15/07 (Reg. S)	EUR	563,736	692,120
TOTAL UKRAINE			1,289,120
Uruguay - 0.5%
Uruguay Republic:
7.25% 2/15/11		345,000	274,275
7.5% 3/15/15		180,000	138,150
7.875% 1/15/33 pay-in-kind		390,000	264,225
TOTAL URUGUAY			676,650
Venezuela - 6.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		4,005	0
9.25% 9/15/27		9,225,000	6,895,688
13.625% 8/15/18		320,000	320,000
euro Brady:
debt conversion bond 1.875% 12/18/07 (g)		1,500,002	1,200,001
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Venezuela - continued
Venezuelan Republic: - continued
euro Brady: - continued
par W-A 6.75% 3/31/20		$ 900,000	$ 785,250
par W-B 6.75% 3/31/20		610,000	532,225
TOTAL VENEZUELA			9,733,164
TOTAL GOVERNMENT OBLIGATIONS (Cost $96,675,701)			109,615,088
Common Stocks - 0.5%
	Shares
Russia - 0.5%
YUKOS Corp. sponsored ADR (Cost $705,090)	14,250	793,013
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 1.18% (b) (Cost $7,776,089)	7,776,089	7,776,089
Purchased Options - 0.2%
	Expiration Date/Strike Price	Underlying Face Amount
Brazil - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $1,905,000 notional amount of Brazilian Federative Republic bond 11% 8/17/40	November 2003/$93.00	$ 1,748,981	64,770
Purchased Options - continued
	Expiration Date/Strike Price	Underlying Face Amount	Value (Note 1)
Venezuela - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $2,260,000 notional amount of Venezuelan Republic bond 9.25% 9/15/27	November 2003/$68.75	$ 1,685,056	$ 152,098
TOTAL PURCHASED OPTIONS (Cost $159,223)			216,868
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $128,770,027)	143,105,763
NET OTHER ASSETS - 4.0%	5,992,581
NET ASSETS - 100%	$ 149,098,344
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EUR	-	European Monetary Unit
LBP	-	Lebanese pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,127,004 or 11.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
(j) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	21.0
BB	26.8
B	27.4
CCC,CC,C	12.7
D	0.0
Not Rated	2.2
Equities	0.5
Other Investments	0.2
Short-Term Investments and Net Other Assets	9.2

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $146,607,468 and $126,948,298, respectively.
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $22,985,000 of which $12,498,000, $3,940,000, $1,507,000 and $5,040,000 will expire on December 31, 2006, 2007, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $128,770,027) - See accompanying schedule		$ 143,105,763
Cash		424,530
Receivable for investments sold		7,374,548
Receivable for fund shares sold		358,584
Dividends receivable		5,920
Interest receivable		2,910,435
Total assets		154,179,780

Liabilities
Payable for investments purchased	$ 2,840,727
Payable for fund shares redeemed	1,892,440
Distributions payable	119,999
Accrued management fee	87,803
Distribution fees payable	52,139
Other payables and accrued expenses	88,328
Total liabilities		5,081,436

Net Assets		$ 149,098,344
Net Assets consist of:
Paid in capital		$ 144,942,744
Undistributed net investment income		676,457
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,837,604)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,316,747
Net Assets		$ 149,098,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,933,619 ÷ 1,674,145 shares)	$ 11.31

Maximum offering price per share (100/95.25 of $11.31)	$ 11.87
Class T: Net Asset Value and redemption price per share ($76,762,503 ÷ 6,798,555 shares)	$ 11.29

Maximum offering price per share (100/96.50 of $11.29)	$ 11.70
Class B: Net Asset Value and offering price per share ($29,077,162 ÷ 2,555,938 shares) A	$ 11.38

Class C: Net Asset Value and offering price per share ($12,702,332 ÷ 1,119,168 shares) A	$ 11.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,622,728 ÷ 1,036,355 shares)	$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 5,299,302

Expenses
Management fee	$ 442,974
Transfer agent fees	165,907
Distribution fees	257,928
Accounting fees and expenses	40,684
Non-interested trustees' compensation	250
Custodian fees and expenses	31,609
Registration fees	47,919
Audit	33,275
Legal	1,523
Miscellaneous	1,048
Total expenses before reductions	1,023,117
Expense reductions	(402)	1,022,715
Net investment income (loss)		4,276,587
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,774,575
Foreign currency transactions	15,568
Total net realized gain (loss)		12,790,143
Change in net unrealized appreciation (depreciation) on: Investment securities	6,929,997
Assets and liabilities in foreign currencies	34,371
Total change in net unrealized appreciation (depreciation)		6,964,368
Net gain (loss)		19,754,511
Net increase (decrease) in net assets resulting from operations		$ 24,031,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002 A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,276,587	$ 6,970,809
Net realized gain (loss)	12,790,143	(2,231,397)
Change in net unrealized appreciation (depreciation)	6,964,368	5,049,133
Net increase (decrease) in net assets resulting from operations	24,031,098	9,788,545
Distributions to shareholders from net investment income	(4,013,381)	(7,504,786)
Share transactions - net increase (decrease)	22,077,951	24,203,830
Total increase (decrease) in net assets	42,095,668	26,487,589

Net Assets
Beginning of period	107,002,676	80,515,087
End of period (including undistributed net investment income of $676,457 and undistributed net investment income of $413,251, respectively)	$ 149,098,344	$ 107,002,676

A Certain amounts have been reclassified. See Note 1 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 9.37	$ 9.81	$ 9.68	$ 7.78	$ 11.12
Income from Investment Operations
Net investment income (loss) E	.360	.714 H	1.030 G, H	.899	.821	.943
Net realized and unrealized gain (loss)	1.621	.348 H	(.431) G, H	.391	1.884	(3.275)
Total from investment operations	1.981	1.062	.599	1.290	2.705	(2.332)
Distributions from net investment income	(.341)	(.762)	(1.039)	(.947)	(.805)	(.834)
Distributions in excess of net investment income	-	-	-	(.213)	-	-
Distributions from return of capital	-	-	-	-	-	(.174)
Total distributions	(.341)	(.762)	(1.039)	(1.160)	(.805)	(1.008)
Net asset value, end of period	$ 11.31	$ 9.67	$ 9.37	$ 9.81	$ 9.68	$ 7.78
Total Return B, C, D	20.78%	11.80%	6.35%	13.69%	36.35%	(21.94)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.34% A	1.36%	1.45%	1.41%	1.46%	1.72%
Expenses net of voluntary waivers, if any	1.34% A	1.36%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.35%	1.40%	1.39%	1.40%	1.39%
Net investment income (loss)	6.88% A	7.56% H	10.66% G, H	8.98%	9.57%	10.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,934	$ 13,920	$ 7,601	$ 6,010	$ 2,140	$ 2,829
Portfolio turnover rate	215% A	222%	271%	293%	275%	514%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.17% and 11.39% to 7.56% and 10.66%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.36	$ 9.80	$ 9.67	$ 7.77	$ 11.11
Income from Investment Operations
Net investment income (loss) E	.354	.706 H	1.024 G, H	.899	.815	.975
Net realized and unrealized gain (loss)	1.612	.346 H	(.435) G, H	.385	1.886	(3.319)
Total from investment operations	1.966	1.052	.589	1.284	2.701	(2.344)
Distributions from net investment income	(.336)	(.752)	(1.029)	(.942)	(.801)	(.824)
Distributions in excess of net investment income	-	-	-	(.212)	-	-
Distributions from return of capital	-	-	-	-	-	(.172)
Total distributions	(.336)	(.752)	(1.029)	(1.154)	(.801)	(.996)
Net asset value, end of period	$ 11.29	$ 9.66	$ 9.36	$ 9.80	$ 9.67	$ 7.77
Total Return B, C, D	20.64%	11.70%	6.25%	13.64%	36.34%	(22.07)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.44% A	1.47%	1.53%	1.46%	1.42%	1.50%
Expenses net of voluntary waivers, if any	1.44% A	1.47%	1.50%	1.46%	1.42%	1.50%
Expenses net of all reductions	1.44% A	1.46%	1.50%	1.45%	1.42%	1.48%
Net investment income (loss)	6.78% A	7.46% H	10.56% G, H	8.92%	9.54%	9.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,763	$ 57,154	$ 46,740	$ 49,125	$ 55,715	$ 53,643
Portfolio turnover rate	215% A	222%	271%	293%	275%	514%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.06% and 11.29% to 7.46% and 10.56%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.42	$ 9.85	$ 9.72	$ 7.80	$ 11.16
Income from Investment Operations
Net investment income (loss) E	.321	.646 H	.968 G, H	.835	.761	.907
Net realized and unrealized gain (loss)	1.629	.352 H	(.433) G, H	.383	1.904	(3.334)
Total from investment operations	1.950	.998	.535	1.218	2.665	(2.427)
Distributions from net investment income	(.300)	(.688)	(.965)	(.888)	(.745)	(.772)
Distributions in excess of net investment income	-	-	-	(.200)	-	-
Distributions from return of capital	-	-	-	-	-	(.161)
Total distributions	(.300)	(.688)	(.965)	(1.088)	(.745)	(.933)
Net asset value, end of period	$ 11.38	$ 9.73	$ 9.42	$ 9.85	$ 9.72	$ 7.80
Total Return B, C, D	20.30%	10.99%	5.62%	12.83%	35.58%	(22.66)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.11% A	2.13%	2.22%	2.14%	2.10%	2.21%
Expenses net of voluntary waivers, if any	2.11% A	2.13%	2.15%	2.14%	2.10%	2.15%
Expenses net of all reductions	2.11% A	2.12%	2.15%	2.12%	2.10%	2.13%
Net investment income (loss)	6.10% A	6.79% H	9.91% G, H	8.25%	8.86%	9.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,077	$ 20,903	$ 15,736	$ 18,637	$ 19,054	$ 16,703
Portfolio turnover rate	215% A	222%	271%	293%	275%	514%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.39% and 10.64% to 6.79% and 9.91%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.40	$ 9.84	$ 9.70	$ 7.79	$ 11.11
Income from Investment Operations
Net investment income (loss) E	.316	.633 H	.954 G, H	.821	.750	.792
Net realized and unrealized gain (loss)	1.619	.355 H	(.438) G, H	.395	1.893	(3.191)
Total from investment operations	1.935	.988	.516	1.216	2.643	(2.399)
Distributions from net investment income	(.295)	(.678)	(.956)	(.878)	(.733)	(.762)
Distributions in excess of net investment income	-	-	-	(.198)	-	-
Distributions from return of capital	-	-	-	-	-	(.159)
Total distributions	(.295)	(.678)	(.956)	(1.076)	(.733)	(.921)
Net asset value, end of period	$ 11.35	$ 9.71	$ 9.40	$ 9.84	$ 9.70	$ 7.79
Total Return B, C, D	20.18%	10.90%	5.43%	12.84%	35.31%	(22.47)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.22% A	2.24%	2.32%	2.25%	2.23%	4.84%
Expenses net of voluntary waivers, if any	2.22% A	2.24%	2.25%	2.25%	2.23%	2.25%
Expenses net of all reductions	2.22% A	2.23%	2.25%	2.24%	2.23%	2.23%
Net investment income (loss)	6.00% A	6.69% H	9.81% G, H	8.13%	8.73%	9.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,702	$ 6,641	$ 3,411	$ 3,157	$ 2,402	$ 964
Portfolio turnover rate	215% A	222%	271%	293%	275%	514%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.29% and 10.54% to 6.69% and 9.81%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.30	$ 9.75	$ 9.62	$ 7.74	$ 11.06
Income from Investment Operations
Net investment income (loss)D	.370	.736 G	1.048 F, G	.928	.837	.931
Net realized and unrealized gain (loss)	1.604	.352 G	(.437) F, G	.392	1.868	(3.229)
Total from investment operations	1.974	1.088	.611	1.320	2.705	(2.298)
Distributions from net investment income	(.354)	(.788)	(1.061)	(.972)	(.825)	(.846)
Distributions in excess of net investment income	-	-	-	(.218)	-	-
Distributions from return of capital	-	-	-	-	-	(.176)
Total distributions	(.354)	(.788)	(1.061)	(1.190)	(.825)	(1.022)
Net asset value, end of period	$ 11.22	$ 9.60	$ 9.30	$ 9.75	$ 9.62	$ 7.74
Total Return B, C	20.88%	12.21%	6.53%	14.11%	36.59%	(21.75)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.09% A	1.09%	1.17%	1.12%	1.14%	2.30%
Expenses net of voluntary waivers, if any	1.09% A	1.09%	1.17%	1.12%	1.14%	1.25%
Expenses net of all reductions	1.09% A	1.08%	1.17%	1.11%	1.13%	1.24%
Net investment income (loss)	7.13% A	7.83% G	10.89% F, G	9.27%	9.83%	10.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,623	$ 8,386	$ 7,028	$ 6,754	$ 5,778	$ 1,434
Portfolio turnover rate	215% A	222%	271%	293%	275%	514%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.44% and 11.62% to 7.83% and 10.89%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $575,001 with a corresponding increase (decrease) to realized and unrealized gain (loss) of $346,144 and $228, 857 respectively. The reclassification has no impact on the net assets of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 17,811,928	|
Unrealized depreciation	(3,154,223)
Net unrealized appreciation (depreciation)	$ 14,657,705
Cost for federal income tax purposes	$ 128,448,058

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .69% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12,219	$ 114
Class T	0%	.25%	86,585	1,418
Class B	.65%	.25%	113,596	82,319
Class C	.75%	.25%	45,528	16,138
			$ 257,928	$ 99,989

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,883
Class T	8,103
Class B*	30,731
Class C*	1,156
$ 47,873

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 20,937	.26*
Class T	89,813	.26*
Class B	34,598	.28*
Class C	12,639	.28*
Institutional Class	7,920	.16*
	$ 165,907

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $49,152 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $402.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2003	Year ended December 31, 2002
From net investment income
Class A	$ 521,540	$ 947,500
Class T	2,193,554	4,084,843
Class B	708,826	1,422,617
Class C	246,632	392,928
Institutional Class	342,829	656,898
Total	$ 4,013,381	$ 7,504,786

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2003	Year ended December 31, 2002	Six months ended June 30, 2003	Year ended December 31, 2002
Class A
Shares sold	514,203	852,071	$ 5,508,959	$ 8,142,132
Reinvestment of distributions	40,030	77,080	425,376	729,264
Shares redeemed	(318,905)	(301,622)	(3,407,810)	(2,802,024)
Net increase (decrease)	235,328	627,529	$ 2,526,525	$ 6,069,372
Class T
Shares sold	2,370,045	2,890,309	$ 24,893,818	$ 27,599,098
Reinvestment of distributions	165,687	370,834	1,752,386	3,505,686
Shares redeemed	(1,654,312)	(2,339,475)	(17,715,050)	(22,039,192)
Net increase (decrease)	881,420	921,668	$ 8,931,154	$ 9,065,592
Class B
Shares sold	620,506	1,131,813	$ 6,581,062	$ 10,936,498
Reinvestment of distributions	51,591	116,020	549,866	1,103,607
Shares redeemed	(264,596)	(769,945)	(2,865,727)	(7,251,068)
Net increase (decrease)	407,501	477,888	$ 4,265,201	$ 4,789,037
Class C
Shares sold	623,788	456,033	$ 6,704,609	$ 4,324,835
Reinvestment of distributions	17,444	31,812	186,875	302,010
Shares redeemed	(206,113)	(166,655)	(2,206,380)	(1,545,439)
Net increase (decrease)	435,119	321,190	$ 4,685,104	$ 3,081,406
Institutional Class
Shares sold	263,145	380,303	$ 2,752,636	$ 3,659,861
Reinvestment of distributions	27,397	61,198	287,785	575,101
Shares redeemed	(128,048)	(323,244)	(1,370,454)	(3,036,539)
Net increase (decrease)	162,494	118,257	$ 1,669,967	$ 1,198,423

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	18.2	15.6
Russia	16.9	14.3
Brazil	13.9	15.8
Venezuela	6.6	3.2
Argentina	4.7	3.0

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	13.6	14.4
United Mexican States	13.3	9.9
Russian Federation	13.2	13.8
Venezuelan Republic	6.5	3.2
Argentinian Republic	4.4	2.5
	51.0
Asset Allocation (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
Corporate Bonds 16.6%	Corporate Bonds 14.0%
Government Obligations 73.5%	Government Obligations 74.8%
Stocks 0.5%	Stocks 0.6%
Other Investments 0.2%	Other Investments 1.1%
Short-Term Investments and Net Other Assets 9.2%	Short-Term Investments and Net Other Assets 9.5%

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.6%
		Principal Amount (j)	Value (Note 1)
Convertible Bonds - 0.5%
United States of America - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 7% 2/11/11 (f)		$ 570,000	$ 688,631
Nonconvertible Bonds - 16.1%
Argentina - 0.3%
Mastellone Hermanos SA yankee 11.75% 4/1/08 (c)		640,000	275,200
YPF SA yankee 9.125% 2/24/09		205,000	226,525
TOTAL ARGENTINA			501,725
Bermuda - 0.8%
APP China Group Ltd.:
14% 3/15/10 (c)(f)		1,125,000	416,250
14% 3/15/10 (Reg. S) (c)		2,040,000	754,800
TOTAL BERMUDA			1,171,050
Brazil - 0.2%
Companhia Petrolifera Marlim 12.25% 9/26/08 (Reg. S)		200,000	222,500
Cayman Islands - 0.3%
NII Holdings Cayman Ltd. 0% 11/1/09 (d)		75,000	66,000
PDVSA Finance Ltd.:
6.8% 11/15/08		160,000	140,800
8.5% 11/16/12		175,000	158,375
9.375% 11/15/07		155,000	152,675
TOTAL CAYMAN ISLANDS			517,850
Germany - 0.7%
J.P. Morgan AG (Vimpel Communications) loan participation note:
10.45% 4/26/05 (f)		225,000	235,125
10.45% 4/26/05 (Reg. S)		780,000	815,100
TOTAL GERMANY			1,050,225
Indonesia - 0.6%
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (c)(f)		1,235,000	43,225
0% 7/5/03 (Reg. S) (c)		445,000	15,575
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)		705,000	274,950
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		580,000	598,850
TOTAL INDONESIA			932,600
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
Luxembourg - 0.3%
Millicom International Cellular SA 11% 6/1/06 (f)		$ 401,000	$ 395,988
Malaysia - 2.3%
Petronas Capital Ltd.:
6.375% 5/22/09 (f)	EUR	1,635,000	2,070,793
7% 5/22/12 (f)		1,225,000	1,417,056
TOTAL MALAYSIA			3,487,849
Mexico - 4.9%
Alestra SA de RL de CV yankee:
12.125% 5/15/06 (c)		210,000	122,850
12.625% 5/15/09 (c)		280,000	162,400
Gruma SA de CV 7.625% 10/15/07		885,000	969,075
Grupo Televisa SA de CV 8% 9/13/11		390,000	433,875
Innova S. de R.L. yankee 12.875% 4/1/07		305,000	308,050
Pemex Project Funding Master Trust 8.5% 2/15/08		690,000	803,850
Petroleos Mexicanos 9.25% 3/30/18		3,375,000	4,066,875
TV Azteca SA de CV euro 10.5% 2/15/07 (Reg. S)		400,000	403,000
TOTAL MEXICO			7,269,975
Netherlands - 0.5%
Hurricane Finance BV 9.625% 2/12/10 (f)		680,000	737,800
Poland - 0.4%
PTC International Finance II SA euro 11.25% 12/1/09	EUR	470,000	605,393
Russia - 3.2%
Mobile Telesystems Finance SA:
9.75% 1/30/08 (f)		660,000	719,400
10.95% 12/21/04		1,040,000	1,102,400
OAO Gazprom:
9.125% 4/25/07		1,420,000	1,544,250
9.625% 3/1/13 (f)		1,210,000	1,337,806
9.625% 3/1/13		60,000	66,338
TOTAL RUSSIA			4,770,194
Ukraine - 0.3%
Kyivstar GSM:
12.75% 11/21/05 (f)		235,000	257,325
12.75% 11/21/05 (Reg. S)		120,000	131,400
TOTAL UKRAINE			388,725
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
United States of America - 1.3%
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		$ 540,000	$ 602,100
Pemex Project Funding Master Trust:
6.125% 8/15/08 (f)		485,000	518,950
7.375% 12/15/14		770,000	843,150
TOTAL UNITED STATES OF AMERICA			1,964,200
TOTAL NONCONVERTIBLE BONDS			24,016,074
TOTAL CORPORATE BONDS (Cost $23,453,924)			24,704,705
Government Obligations - 73.5%

Argentina - 4.4%
Argentinian Republic:
BOCON:
4/1/07 January 2002 coupon (c)(i)		620,000	222
4/1/07 February 2002 coupon (c)(i)		620,000	222
4/1/07 March 2002 coupon (c)(i)		620,000	222
0% 4/1/07 (c)(g)		436,116	86,800
Brady:
floating rate bond 2.625% 3/29/05 (c)(g)		1,288,000	402,500
par L-GP 6% 3/31/23 (c)		2,175,000	1,152,750
0% 4/10/05 (c)(g)		190,000	67,450
1.369% 8/3/12 (g)		620,000	367,970
7% 12/19/08 (c)(e)		2,680,000	884,400
9.75% 9/19/27 (c)		2,165,000	714,450
11.375% 3/15/10 (c)		1,365,000	464,100
11.375% 1/30/17 (c)		2,460,000	824,100
11.75% 4/7/09 (c)		1,591,000	540,940
11.75% 6/15/15 (c)		1,779,000	604,860
12.25% 6/19/18 (c)		1,018,800	313,281
12.375% 2/21/12 (c)		565,000	189,275
TOTAL ARGENTINA			6,613,542
Brazil - 13.6%
Brazilian Federative Republic:
Brady:
debt conversion bond 2.1875% 4/15/12 (g)		2,880,000	2,170,800
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
Brady: - continued
par Z-L 6% 4/15/24		$ 3,010,000	$ 2,453,150
8.875% 4/15/24		10,780,000	8,462,296
11% 1/11/12		1,500,000	1,500,000
11% 8/17/40		2,525,000	2,312,900
12% 4/15/10		975,000	1,014,000
12.25% 3/6/30		1,250,000	1,260,000
12.75% 1/15/20		1,060,000	1,097,100
TOTAL BRAZIL			20,270,246
Bulgaria - 0.4%
Bulgarian Republic 7.5% 1/15/13 (Reg. S)	EUR	445,000	566,172
Colombia - 3.6%
Colombian Republic:
7.625% 2/15/07		1,625,000	1,744,844
8.625% 4/1/08		1,045,000	1,154,725
9.75% 4/23/09		480,000	552,000
10.375% 1/28/33		600,000	696,000
10.5% 7/9/10		350,000	405,125
10.75% 1/15/13		450,000	528,750
11.75% 2/25/20		274,000	341,815
TOTAL COLOMBIA			5,423,259
Ecuador - 0.9%
Ecuador Republic:
6% 8/15/30 (e)(f)		911,000	557,988
6% 8/15/30 (Reg. S) (e)		340,000	208,250
12% 11/15/12 (f)		239,000	194,785
12% 11/15/12 (Reg. S)		370,000	301,550
TOTAL ECUADOR			1,262,573
Egypt - 0.8%
Arab Republic:
8.75% 7/11/11 (f)		155,000	187,163
8.75% 7/11/11 (Reg. S)		775,000	935,813
TOTAL EGYPT			1,122,976
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Ivory Coast - 0.3%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		$ 1,097,250	$ 224,936
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		1,010,000	189,375
TOTAL IVORY COAST			414,311
Lebanon - 2.0%
Lebanese Republic:
8.75% 9/21/05 (Reg. S)		145,000	152,975
9.875% 4/24/06		830,000	900,550
10.125% 8/6/08		325,000	359,125
10.25% 10/6/09 (Reg. S)		790,000	876,900
11.625% 5/11/16 (Reg. S)		445,000	489,500
14.14% 4/22/04	LBP	312,400,000	218,172
TOTAL LEBANON			2,997,222
Mexico - 13.3%
United Mexican States:
4.625% 10/8/08		2,540,000	2,593,340
6.375% 1/16/13		2,035,000	2,157,100
6.625% 3/3/15		795,000	846,675
7.5% 1/14/12		450,000	515,250
7.5% 4/8/33		400,000	424,200
8.125% 12/30/19		2,150,000	2,467,125
8.3% 8/15/31		1,715,000	1,976,538
8.375% 1/14/11		1,260,000	1,515,150
10.375% 2/17/09		1,650,000	2,136,750
11.375% 9/15/16		2,879,000	4,203,340
11.5% 5/15/26		685,000	1,022,363
TOTAL MEXICO			19,857,831
Nigeria - 1.3%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		2,546,509	1,995,135
warrants 11/15/20 (a)(h)		1,000	350
TOTAL NIGERIA			1,995,485
Panama - 1.5%
Panamanian Republic 9.625% 2/8/11		1,890,000	2,201,850
Peru - 0.9%
Peruvian Republic 9.125% 1/15/08		1,275,000	1,389,750
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Philippines - 4.1%
Philippine Republic 9% 2/15/13		$ 5,735,000	$ 6,165,125
Russia - 13.2%
Russian Federation:
5% 3/31/30 (e)(f)		6,335,000	6,152,869
5% 3/31/30 (Reg. S) (e)		7,745,000	7,522,331
11% 7/24/18 (Reg. S)		2,292,000	3,277,560
12.75% 6/24/28 (Reg. S)		1,664,000	2,797,600
TOTAL RUSSIA			19,750,360
South Africa - 1.0%
South African Republic 5.25% 5/16/13	EUR	1,335,000	1,479,477
Turkey - 4.3%
Turkish Republic:
10.5% 1/13/08		905,000	927,625
11% 1/14/13		1,460,000	1,474,600
11.5% 1/23/12		1,570,000	1,624,950
11.75% 6/15/10		770,000	798,875
11.875% 1/15/30		640,000	660,800
12.375% 6/15/09		855,000	919,125
TOTAL TURKEY			6,405,975
Ukraine - 0.9%
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		600,000	597,000
Ukraine Government 10% 3/15/07 (Reg. S)	EUR	563,736	692,120
TOTAL UKRAINE			1,289,120
Uruguay - 0.5%
Uruguay Republic:
7.25% 2/15/11		345,000	274,275
7.5% 3/15/15		180,000	138,150
7.875% 1/15/33 pay-in-kind		390,000	264,225
TOTAL URUGUAY			676,650
Venezuela - 6.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		4,005	0
9.25% 9/15/27		9,225,000	6,895,688
13.625% 8/15/18		320,000	320,000
euro Brady:
debt conversion bond 1.875% 12/18/07 (g)		1,500,002	1,200,001
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Venezuela - continued
Venezuelan Republic: - continued
euro Brady: - continued
par W-A 6.75% 3/31/20		$ 900,000	$ 785,250
par W-B 6.75% 3/31/20		610,000	532,225
TOTAL VENEZUELA			9,733,164
TOTAL GOVERNMENT OBLIGATIONS (Cost $96,675,701)			109,615,088
Common Stocks - 0.5%
	Shares
Russia - 0.5%
YUKOS Corp. sponsored ADR (Cost $705,090)	14,250	793,013
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 1.18% (b) (Cost $7,776,089)	7,776,089	7,776,089
Purchased Options - 0.2%
	Expiration Date/Strike Price	Underlying Face Amount
Brazil - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $1,905,000 notional amount of Brazilian Federative Republic bond 11% 8/17/40	November 2003/$93.00	$ 1,748,981	64,770
Purchased Options - continued
	Expiration Date/Strike Price	Underlying Face Amount	Value (Note 1)
Venezuela - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $2,260,000 notional amount of Venezuelan Republic bond 9.25% 9/15/27	November 2003/$68.75	$ 1,685,056	$ 152,098
TOTAL PURCHASED OPTIONS (Cost $159,223)			216,868
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $128,770,027)	143,105,763
NET OTHER ASSETS - 4.0%	5,992,581
NET ASSETS - 100%	$ 149,098,344
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EUR	-	European Monetary Unit
LBP	-	Lebanese pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,127,004 or 11.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
(j) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	21.0
BB	26.8
B	27.4
CCC,CC,C	12.7
D	0.0
Not Rated	2.2
Equities	0.5
Other Investments	0.2
Short-Term Investments and Net Other Assets	9.2

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $146,607,468 and $126,948,298, respectively.
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $22,985,000 of which $12,498,000, $3,940,000, $1,507,000 and $5,040,000 will expire on December 31, 2006, 2007, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $128,770,027) - See accompanying schedule		$ 143,105,763
Cash		424,530
Receivable for investments sold		7,374,548
Receivable for fund shares sold		358,584
Dividends receivable		5,920
Interest receivable		2,910,435
Total assets		154,179,780

Liabilities
Payable for investments purchased	$ 2,840,727
Payable for fund shares redeemed	1,892,440
Distributions payable	119,999
Accrued management fee	87,803
Distribution fees payable	52,139
Other payables and accrued expenses	88,328
Total liabilities		5,081,436

Net Assets		$ 149,098,344
Net Assets consist of:
Paid in capital		$ 144,942,744
Undistributed net investment income		676,457
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,837,604)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,316,747
Net Assets		$ 149,098,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,933,619 ÷ 1,674,145 shares)	$ 11.31

Maximum offering price per share (100/95.25 of $11.31)	$ 11.87
Class T: Net Asset Value and redemption price per share ($76,762,503 ÷ 6,798,555 shares)	$ 11.29

Maximum offering price per share (100/96.50 of $11.29)	$ 11.70
Class B: Net Asset Value and offering price per share ($29,077,162 ÷ 2,555,938 shares) A	$ 11.38

Class C: Net Asset Value and offering price per share ($12,702,332 ÷ 1,119,168 shares) A	$ 11.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,622,728 ÷ 1,036,355 shares)	$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 5,299,302

Expenses
Management fee	$ 442,974
Transfer agent fees	165,907
Distribution fees	257,928
Accounting fees and expenses	40,684
Non-interested trustees' compensation	250
Custodian fees and expenses	31,609
Registration fees	47,919
Audit	33,275
Legal	1,523
Miscellaneous	1,048
Total expenses before reductions	1,023,117
Expense reductions	(402)	1,022,715
Net investment income (loss)		4,276,587
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,774,575
Foreign currency transactions	15,568
Total net realized gain (loss)		12,790,143
Change in net unrealized appreciation (depreciation) on: Investment securities	6,929,997
Assets and liabilities in foreign currencies	34,371
Total change in net unrealized appreciation (depreciation)		6,964,368
Net gain (loss)		19,754,511
Net increase (decrease) in net assets resulting from operations		$ 24,031,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002 A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,276,587	$ 6,970,809
Net realized gain (loss)	12,790,143	(2,231,397)
Change in net unrealized appreciation (depreciation)	6,964,368	5,049,133
Net increase (decrease) in net assets resulting from operations	24,031,098	9,788,545
Distributions to shareholders from net investment income	(4,013,381)	(7,504,786)
Share transactions - net increase (decrease)	22,077,951	24,203,830
Total increase (decrease) in net assets	42,095,668	26,487,589

Net Assets
Beginning of period	107,002,676	80,515,087
End of period (including undistributed net investment income of $676,457 and undistributed net investment income of $413,251, respectively)	$ 149,098,344	$ 107,002,676

A Certain amounts have been reclassified. See Note 1 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 9.37	$ 9.81	$ 9.68	$ 7.78	$ 11.12
Income from Investment Operations
Net investment income (loss) E	.360	.714 H	1.030 G, H	.899	.821	.943
Net realized and unrealized gain (loss)	1.621	.348 H	(.431) G, H	.391	1.884	(3.275)
Total from investment operations	1.981	1.062	.599	1.290	2.705	(2.332)
Distributions from net investment income	(.341)	(.762)	(1.039)	(.947)	(.805)	(.834)
Distributions in excess of net investment income	-	-	-	(.213)	-	-
Distributions from return of capital	-	-	-	-	-	(.174)
Total distributions	(.341)	(.762)	(1.039)	(1.160)	(.805)	(1.008)
Net asset value, end of period	$ 11.31	$ 9.67	$ 9.37	$ 9.81	$ 9.68	$ 7.78
Total Return B, C, D	20.78%	11.80%	6.35%	13.69%	36.35%	(21.94)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.34% A	1.36%	1.45%	1.41%	1.46%	1.72%
Expenses net of voluntary waivers, if any	1.34% A	1.36%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.35%	1.40%	1.39%	1.40%	1.39%
Net investment income (loss)	6.88% A	7.56% H	10.66% G, H	8.98%	9.57%	10.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,934	$ 13,920	$ 7,601	$ 6,010	$ 2,140	$ 2,829
Portfolio turnover rate	215% A	222%	271%	293%	275%	514%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.17% and 11.39% to 7.56% and 10.66%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.36	$ 9.80	$ 9.67	$ 7.77	$ 11.11
Income from Investment Operations
Net investment income (loss) E	.354	.706 H	1.024 G, H	.899	.815	.975
Net realized and unrealized gain (loss)	1.612	.346 H	(.435) G, H	.385	1.886	(3.319)
Total from investment operations	1.966	1.052	.589	1.284	2.701	(2.344)
Distributions from net investment income	(.336)	(.752)	(1.029)	(.942)	(.801)	(.824)
Distributions in excess of net investment income	-	-	-	(.212)	-	-
Distributions from return of capital	-	-	-	-	-	(.172)
Total distributions	(.336)	(.752)	(1.029)	(1.154)	(.801)	(.996)
Net asset value, end of period	$ 11.29	$ 9.66	$ 9.36	$ 9.80	$ 9.67	$ 7.77
Total Return B, C, D	20.64%	11.70%	6.25%	13.64%	36.34%	(22.07)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.44% A	1.47%	1.53%	1.46%	1.42%	1.50%
Expenses net of voluntary waivers, if any	1.44% A	1.47%	1.50%	1.46%	1.42%	1.50%
Expenses net of all reductions	1.44% A	1.46%	1.50%	1.45%	1.42%	1.48%
Net investment income (loss)	6.78% A	7.46% H	10.56% G, H	8.92%	9.54%	9.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,763	$ 57,154	$ 46,740	$ 49,125	$ 55,715	$ 53,643
Portfolio turnover rate	215% A	222%	271%	293%	275%	514%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.06% and 11.29% to 7.46% and 10.56%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.42	$ 9.85	$ 9.72	$ 7.80	$ 11.16
Income from Investment Operations
Net investment income (loss) E	.321	.646 H	.968 G, H	.835	.761	.907
Net realized and unrealized gain (loss)	1.629	.352 H	(.433) G, H	.383	1.904	(3.334)
Total from investment operations	1.950	.998	.535	1.218	2.665	(2.427)
Distributions from net investment income	(.300)	(.688)	(.965)	(.888)	(.745)	(.772)
Distributions in excess of net investment income	-	-	-	(.200)	-	-
Distributions from return of capital	-	-	-	-	-	(.161)
Total distributions	(.300)	(.688)	(.965)	(1.088)	(.745)	(.933)
Net asset value, end of period	$ 11.38	$ 9.73	$ 9.42	$ 9.85	$ 9.72	$ 7.80
Total Return B, C, D	20.30%	10.99%	5.62%	12.83%	35.58%	(22.66)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.11% A	2.13%	2.22%	2.14%	2.10%	2.21%
Expenses net of voluntary waivers, if any	2.11% A	2.13%	2.15%	2.14%	2.10%	2.15%
Expenses net of all reductions	2.11% A	2.12%	2.15%	2.12%	2.10%	2.13%
Net investment income (loss)	6.10% A	6.79% H	9.91% G, H	8.25%	8.86%	9.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,077	$ 20,903	$ 15,736	$ 18,637	$ 19,054	$ 16,703
Portfolio turnover rate	215% A	222%	271%	293%	275%	514%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.39% and 10.64% to 6.79% and 9.91%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.40	$ 9.84	$ 9.70	$ 7.79	$ 11.11
Income from Investment Operations
Net investment income (loss) E	.316	.633 H	.954 G, H	.821	.750	.792
Net realized and unrealized gain (loss)	1.619	.355 H	(.438) G, H	.395	1.893	(3.191)
Total from investment operations	1.935	.988	.516	1.216	2.643	(2.399)
Distributions from net investment income	(.295)	(.678)	(.956)	(.878)	(.733)	(.762)
Distributions in excess of net investment income	-	-	-	(.198)	-	-
Distributions from return of capital	-	-	-	-	-	(.159)
Total distributions	(.295)	(.678)	(.956)	(1.076)	(.733)	(.921)
Net asset value, end of period	$ 11.35	$ 9.71	$ 9.40	$ 9.84	$ 9.70	$ 7.79
Total Return B, C, D	20.18%	10.90%	5.43%	12.84%	35.31%	(22.47)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.22% A	2.24%	2.32%	2.25%	2.23%	4.84%
Expenses net of voluntary waivers, if any	2.22% A	2.24%	2.25%	2.25%	2.23%	2.25%
Expenses net of all reductions	2.22% A	2.23%	2.25%	2.24%	2.23%	2.23%
Net investment income (loss)	6.00% A	6.69% H	9.81% G, H	8.13%	8.73%	9.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,702	$ 6,641	$ 3,411	$ 3,157	$ 2,402	$ 964
Portfolio turnover rate	215% A	222%	271%	293%	275%	514%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.29% and 10.54% to 6.69% and 9.81%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.30	$ 9.75	$ 9.62	$ 7.74	$ 11.06
Income from Investment Operations
Net investment income (loss)D	.370	.736 G	1.048 F, G	.928	.837	.931
Net realized and unrealized gain (loss)	1.604	.352 G	(.437) F, G	.392	1.868	(3.229)
Total from investment operations	1.974	1.088	.611	1.320	2.705	(2.298)
Distributions from net investment income	(.354)	(.788)	(1.061)	(.972)	(.825)	(.846)
Distributions in excess of net investment income	-	-	-	(.218)	-	-
Distributions from return of capital	-	-	-	-	-	(.176)
Total distributions	(.354)	(.788)	(1.061)	(1.190)	(.825)	(1.022)
Net asset value, end of period	$ 11.22	$ 9.60	$ 9.30	$ 9.75	$ 9.62	$ 7.74
Total Return B, C	20.88%	12.21%	6.53%	14.11%	36.59%	(21.75)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.09% A	1.09%	1.17%	1.12%	1.14%	2.30%
Expenses net of voluntary waivers, if any	1.09% A	1.09%	1.17%	1.12%	1.14%	1.25%
Expenses net of all reductions	1.09% A	1.08%	1.17%	1.11%	1.13%	1.24%
Net investment income (loss)	7.13% A	7.83% G	10.89% F, G	9.27%	9.83%	10.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,623	$ 8,386	$ 7,028	$ 6,754	$ 5,778	$ 1,434
Portfolio turnover rate	215% A	222%	271%	293%	275%	514%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.44% and 11.62% to 7.83% and 10.89%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $575,001 with a corresponding increase (decrease) to realized and unrealized gain (loss) of $346,144 and $228, 857 respectively. The reclassification has no impact on the net assets of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 17,811,928	|
Unrealized depreciation	(3,154,223)
Net unrealized appreciation (depreciation)	$ 14,657,705
Cost for federal income tax purposes	$ 128,448,058

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .69% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12,219	$ 114
Class T	0%	.25%	86,585	1,418
Class B	.65%	.25%	113,596	82,319
Class C	.75%	.25%	45,528	16,138
			$ 257,928	$ 99,989

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,883
Class T	8,103
Class B*	30,731
Class C*	1,156
$ 47,873

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 20,937	.26*
Class T	89,813	.26*
Class B	34,598	.28*
Class C	12,639	.28*
Institutional Class	7,920	.16*
	$ 165,907

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $49,152 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $402.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2003	Year ended December 31, 2002
From net investment income
Class A	$ 521,540	$ 947,500
Class T	2,193,554	4,084,843
Class B	708,826	1,422,617
Class C	246,632	392,928
Institutional Class	342,829	656,898
Total	$ 4,013,381	$ 7,504,786

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2003	Year ended December 31, 2002	Six months ended June 30, 2003	Year ended December 31, 2002
Class A
Shares sold	514,203	852,071	$ 5,508,959	$ 8,142,132
Reinvestment of distributions	40,030	77,080	425,376	729,264
Shares redeemed	(318,905)	(301,622)	(3,407,810)	(2,802,024)
Net increase (decrease)	235,328	627,529	$ 2,526,525	$ 6,069,372
Class T
Shares sold	2,370,045	2,890,309	$ 24,893,818	$ 27,599,098
Reinvestment of distributions	165,687	370,834	1,752,386	3,505,686
Shares redeemed	(1,654,312)	(2,339,475)	(17,715,050)	(22,039,192)
Net increase (decrease)	881,420	921,668	$ 8,931,154	$ 9,065,592
Class B
Shares sold	620,506	1,131,813	$ 6,581,062	$ 10,936,498
Reinvestment of distributions	51,591	116,020	549,866	1,103,607
Shares redeemed	(264,596)	(769,945)	(2,865,727)	(7,251,068)
Net increase (decrease)	407,501	477,888	$ 4,265,201	$ 4,789,037
Class C
Shares sold	623,788	456,033	$ 6,704,609	$ 4,324,835
Reinvestment of distributions	17,444	31,812	186,875	302,010
Shares redeemed	(206,113)	(166,655)	(2,206,380)	(1,545,439)
Net increase (decrease)	435,119	321,190	$ 4,685,104	$ 3,081,406
Institutional Class
Shares sold	263,145	380,303	$ 2,752,636	$ 3,659,861
Reinvestment of distributions	27,397	61,198	287,785	575,101
Shares redeemed	(128,048)	(323,244)	(1,370,454)	(3,036,539)
Net increase (decrease)	162,494	118,257	$ 1,669,967	$ 1,198,423

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 28, 2003